Note 7 - Balance Sheet Disclosures - Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
PayPal reserve	€ 395	€ 6,000
Receivables from crowdfunding and deposits	162	169
Debtors creditors	463	26
Current trade receivables	24	20
Current receivables (affiliated companies)	0	11
Other	90	7
Total	1,134	6,233
Prepaid expenses	4,071	669
VAT and other taxes	6,739	2,069
Other	145	4
Total	24,215	3,236
Development services [member]
Statement Line Items [Line Items]
Prepayments	4,019	0
Property, plant and equipment [member]
Statement Line Items [Line Items]
Prepayments	9,241	0
Other developmental services [member]
Statement Line Items [Line Items]
Prepayments	€ 0	€ 494